Interests in Subsidiaries - Schedule of Consolidated Financial Statements Incorporate the Assets, Liabilities (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Mobilicom Ltd (“Mobilicom Israel”) [Member]
Schedule of Consolidated Financial Statements Incorporate the Assets, Liabilities [Line Items]
Mobilicom Ltd, Principal place of business / Country of incorporation	Israel
Mobilicom Inc, Ownership interest	100.00%	100.00%
Mobilicom Inc [Member]
Schedule of Consolidated Financial Statements Incorporate the Assets, Liabilities [Line Items]
Mobilicom Ltd, Principal place of business / Country of incorporation	United States
Mobilicom Inc, Ownership interest	100.00%	100.00%